Information about Geographic Areas and Major Customers	9 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Information about Geographic Areas and Major Customers
Information about Geographic Areas and Major Customers

Post's products can be grouped into three primary categories of cereals: balanced, sweetened and unsweetened. Net sales by category are shown in the following table.

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4

Post's external revenues were primarily generated by sales within the United States; sales to locations outside of the United States were approximately 15% of total net sales for the nine months ended June 30, 2012, and 13% of total net sales for the nine months ended June 30, 2011. Sales are attributed to individual countries based on the address to which the product is shipped.

As of June 30, 2012, all of Post's long-lived assets were located in the United States except for property located in Canada which has a net carrying value of approximately $51.8.

One customer accounted for a significant portion of the Company's net sales with $154.0, for the nine months ended June 30, 2012, and $154.1, for the nine months ended June 30, 2011.